Nature of operations (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 04, 2018	Dec. 19, 2019	Aug. 29, 2019	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Gold Fields investment in joint venture					$ 20,000	$ 165,000
Proceeds from issuing shares						17,412
Loss due to loss of control of subsidiaries						$ 143,261
Definitive Agreements [Member]
Statements [Line Items]
Agreement description					50:50 joint venture arrangement
Repayment of principal and accrued interest				$ 163,800
Services Agreement [Member] | Joint ventures [Member]
Statements [Line Items]
Fee and commission income					$ 6,100
Asanko Gold Mine [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest					90.00%
Percentage of free-carried interest					10.00%
Exploration of interest in portfolio					50.00%
Asanko Gold Ghana Limited [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest				45.00%
Percentage of free-carried interest				50.00%
Exploration of interest in portfolio				90.00%
Adansi Gold Company Ghana Limited [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary					50.00%
Adansi Gold Company Ghana Limited [Member] | Definitive Agreements [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary				50.00%
JV Finco [Member] | Definitive Agreements [Member]
Statements [Line Items]
Percentage of economic interest				50.00%
Gold Fields Limited [Member]
Statements [Line Items]
Aggregate investment to be received				$ 185,000
Gold Fields investment in joint venture		$ 10,000	$ 10,000	$ 165,000
Issuance of common shares	22,354,657			22,354,657
Proceeds from issuing shares	$ 17,600			$ 17,600